Shareholder Report, Average Annual Return (Details) 193908_Innovator Laddered Allocation Buffer ETF_TF_TSR Annual {TF}	12 Months Ended	45 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Laddered Allocation Buffer ETF™
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Laddered Allocation Buffer ETF NAV
Average Annual Return, Percent	14.22%	10.47%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	13.44%
MerQube US Large Cap Equity Buffer Laddered Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MerQube US Large Cap Equity Buffer Laddered Index
Average Annual Return, Percent	14.32%	10.56%